Long-term debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Long-term debt

Note 23	Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	2020	2019
Notes payable(1)	28	0.24%	392	1,994
Loans secured by trade receivables	28	1.10%	1,050	1,050
Long-term debt due within one year(2)	24	5.52%	975	837
Total debt due within one year			2,417	3,881
(1)Includes commercial paper of $274 million in U.S. dollars ($349 million in Canadian dollars) and $1,502 million in U.S. dollars ($1,951 million in Canadian dollars) as at December 31, 2020 and December 31, 2019, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 28, Financial and capital management, for additional details.
(2)Included in long-term debt due within one year is the current portion of lease liabilities of $754 million and $775 million as at December 31, 2020 and December 31, 2019, respectively.

Securitized trade receivables
Our securitized trade receivables programs are recorded as floating rate revolving loans secured by certain trade receivables and expire on December 31, 2021 and December 1, 2022.
The following table provides further details on our securitized trade receivables programs.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Average interest rate throughout the year	1.58%	2.79%
Securitized trade receivables	2,007	2,185
We continue to service these trade receivables. The buyers’ interest in the collection of these trade receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.
We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.
The buyers will reinvest the amounts collected by buying additional interests in our trade receivables until the securitized trade receivables agreements expire or are terminated. The buyers and their investors have no further claim on our other assets if customers do not pay the amounts owed.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2020. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2020.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	349	3,151
Other	106	—	106	—	—
Total committed credit facilities	3,606	—	106	349	3,151
Total non-committed credit facilities	1,939	—	1,082	—	857
Total committed and non-committed credit facilities	5,545	—	1,188	349	4,008
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in November 2024 and its $1 billion committed expansion credit facility expires in November 2022.
(2)As of December 31, 2020, Bell Canada’s outstanding commercial paper included $274 million in U.S. dollars ($349 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in debt due within one year.

Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 24	Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	MATURITY	2020	2019
Debt securities
1997 trust indenture		3.68%	2022-2050	16,400	14,500
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (1)		4.41%	2048-2049	2,228	2,273
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.91%	2021-2065	4,356	4,599
Other				386	328
Total debt				24,970	23,300
Net unamortized (discount) premium				(19)	15
Unamortized debt issuance costs				(70)	(63)
Less:
Amount due within one year	23			(975)	(837)
Total long-term debt				23,906	22,415
(1)At December 31, 2020 and 2019, notes issued under the 2016 U.S. trust indenture totaled $1,750 million in U.S. dollars, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 28, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities bear a fixed interest rate.

Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.

All outstanding debt securities have been issued under trust indentures and are unsecured. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.

2020

On November 6, 2020, Bell Canada redeemed, prior to maturity, its 2.00% Series M-42 medium term note (MTN) debentures, having an outstanding principal amount of $850 million, which were due on October 1, 2021.

On September 14, 2020, Bell Canada redeemed, prior to maturity, its 3.15% Series M-30 MTN debentures, having an outstanding principal amount of $750 million, which were due on September 29, 2021.
On August 14, 2020, Bell Canada issued 1.65% Series M-53 MTN debentures under its 1997 trust indenture, with a principal amount of $750 million, which mature on August 16, 2027.

On May 14, 2020, Bell Canada issued 2.50% Series M-52 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on May 14, 2030.

On May 14, 2020 and February 13, 2020, Bell Canada issued 3.50% Series M-51 MTN debentures under its 1997 trust indenture, with a principal amount of $500 million and $750 million, respectively, which mature on September 30, 2050.

On March 25, 2020, Bell Canada issued 3.35% Series M-47 MTN debentures under its 1997 trust indenture, with a principal amount of $1 billion, which mature on March 12, 2025.

On March 16, 2020, Bell Canada redeemed, prior to maturity, its 4.95% Series M-24 MTN debentures, having an outstanding principal amount of $500 million, which were due on May 19, 2021.

During the first half of 2020, Bell Canada drew $1,450 million in U.S. dollars ($2,035 million in Canadian dollars) under its committed credit facilities. In Q2 2020, Bell Canada repaid all of the U.S. dollar borrowings under such facilities. The borrowings, which were included in long-term debt, were hedged for foreign currency fluctuations through foreign exchange forward contracts. Accordingly, in Q2 2020, the forward contracts used to hedge these borrowings were settled. See Note 28, Financial and capital management, for additional details.

For the year ended December 31, 2020, we incurred early debt redemption charges of $50 million, which were recorded in Other (expense) income in the income statements.

2019
On September 10, 2019, Bell Canada issued 2.90% Series M-50 MTN debentures under its 1997 trust indenture, with a principal amount of $550 million, which mature on September 10, 2029.

On June 13, 2019, Bell Canada redeemed, prior to maturity, its 3.25% Series M-27 MTN debentures, having an outstanding principal amount of $1 billion, which were due on June 17, 2020.

On May 24, 2019, Bell Canada redeemed, prior to maturity, its 3.54% Series M-37 debentures, having an outstanding principal amount of $400 million, which were due on June 12, 2020.

On May 13, 2019, Bell Canada issued 2.75% Series M-49 MTN debentures under its 1997 trust indenture, with a principal amount of $600 million, which mature on January 29, 2025. In addition, on the same date, Bell Canada issued 4.30% Series US-2 Notes under its 2016 trust indenture, with a principal amount of $600 million in U.S. dollars ($808 million in Canadian dollars), which mature on July 29, 2049.

For the year ended December 31, 2019, we incurred early debt redemption charges of $18 million, which were recorded in Other (expense) income in the income statements.